Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Interest and Fee Income, Loans and Leases [Abstract]
Loans	$ 324,610	$ 319,710	$ 305,020
Taxable securities	26,363	28,552	32,581
Nontaxable securities	80	127	180
Dividends on securities	968	909	1,030
Federal funds sold and other	455	336	331
Total interest and dividend income	352,476	349,634	339,142
Interest expense
Deposits	25,764	33,117	44,416
Securities sold under agreements to repurchase	600	644	1,014
FHLB advances and other borrowings	3,452	3,103	3,098
Related party notes payable	921	950	1,007
Subordinated debentures and other	1,315	1,347	1,436
Total interest expense	32,052	39,161	50,971
Net interest income	320,424	310,473	288,171
Provision for loan losses	684	11,574	30,145
Net interest income after provision for loan losses	319,740	298,899	258,026
Noninterest income
Service charges and other fees	40,204	41,692	38,937
Net gain on sale of loans	5,539	13,724	11,794
Casualty insurance commissions	1,073	1,426	1,383
Investment center income	2,417	3,137	1,847
Net gain on sale of securities	90	917	7,305
Trust department income	3,738	3,545	3,241
Net increase (decrease) in fair value of loans at fair value	11,904	(41,160)	15,093
Net realized and unrealized gain (loss) on derivatives	(30,177)	26,088	(29,300)
Gain on acquisition of business	0	0	3,950
Other	4,993	10,463	13,696
Total noninterest income	39,781	59,832	67,946
Noninterest expense
Salaries and employee benefits	95,105	100,660	97,689
Occupancy expenses, net	17,526	18,532	17,366
Data processing	19,548	18,980	15,270
Equipment expenses	4,350	4,518	5,438
Advertising	4,746	6,267	8,169
Communication expenses	4,510	4,609	4,826
Professional fees	12,233	12,547	13,049
Net (gain) loss from sale of repossessed property and other assets	(2,451)	(2,788)	(6,822)
Amortization of core deposits and other intangibles	16,215	19,290	19,646
Other	28,440	25,975	34,188
Total noninterest expense	200,222	208,590	208,819
Income before income taxes	159,299	150,141	117,153
Provision for income taxes	54,347	53,898	44,158
Net income	104,952	96,243	72,995
Other comprehensive income (loss)-change in net unrealized gain (loss) on securities available-for-sale (net of deferred income tax (expense) benefit of $(386), 15,376 and $(1,502) in 2014, 2013 and 2012 respectively)	924	(26,192)	2,569
Comprehensive income	105,876	70,051	75,564
Earnings per common share
Weighted average common shares outstanding	57,886,114	57,886,114	57,886,114
Earnings per share (in dollars per share)	$ 1.81	$ 1.66	$ 1.26
Dividends per share
Dividends issued	$ 102,000	$ 41,400	$ 41,800
Dividends per share (in dollars per share)	$ 1.76	$ 0.72	$ 0.72